-------------------------------------------------
COLONIAL MUNICIPAL INCOME TRUST SEMIANNUAL REPORT
-------------------------------------------------

May 31, 1999

--------------------------------------------------------------------------------
                   COLONIAL MUNICIPAL INCOME TRUST HIGHLIGHTS
                         DECEMBER 1, 1998 - MAY 31, 1999

INVESTMENT OBJECTIVE: Colonial Municipal Income Trust seeks to provide high current income, generally exempt from federal income taxes. The Trust will invest primarily in tax-exempt bonds that are consistent with this objective. The Trust's secondary objective is to preserve its capital.

POLICY CHANGE: At a meeting held on April 30, 1999, the Trustees approved a policy change to allow the Trust to invest primarily in any tax-exempt bonds that are consistent with its objective of high income and total return.

PORTFOLIO MANAGER COMMENTARY: "We altered our investment strategy in response to an environment of rising interest rates and wider credit spreads. First, we reduced the Trust's sensitivity to interest rates. Second, we purchased additional lower-rated securities because the yield differential between higher-rated and lower-rated securities increased. These purchases also added to the portfolio's diversification among issuers. During the period, holdings of a large obligor, representing almost 3.5% of the Trust, did not pay interest, resulting in a decrease in the Trust's dividend."
                                                               -- Maureen Newman

         COLONIAL MUNICIPAL INCOME TRUST PERFORMANCE
--------------------------------------------------------------------------------
Six-month distributions declared per share(1)          $ 0.241
--------------------------------------------------------------------------------
Six-month total return, assuming
reinvestment of all distributions
|X| NAV                                                  1.20%
|X| Market Price                                        (7.08)%
--------------------------------------------------------------------------------
Price per share on 5/31/99
|X| NAV                                                 $7.42
|X| Market Price                                        $7.31
--------------------------------------------------------------------------------

TOP FIVE SECTORS                          QUALITY BREAKDOWN
(as of 5/31/99)                           (as of 5/31/99)
----------------------------------        ----------------------------------

Nursing Home ............      16.1%      Non-rated: ..............      50.1%
Hospital ................      11.8%      Short-term Obligations ..       0.6%
Refunded/Escrowed .......      11.7%      AAA: ....................      12.6%
Multi-Family ............       7.6%      AA: .....................       2.6%
Air Transportation ......       4.2%      A: ......................       6.4%
                                          BBB: ....................      22.6%
                                          BB: .....................       4.2%
                                          B: ......................       0.9%

(1) A portion of the Trust's income may be subject to the alternative minimum tax.

    The Trust may at times purchase tax-exempt securities at a discount, and some or all of this discount may be included in the Trust's ordinary income which will be taxable when distributed.

    Sector breakdowns are calculated as a percent of total net assets. Quality breakdowns are calculated as a percent of total investments, including short-term obligations.

    Because the Trust is actively managed, there can be no guarantee the Trust will continue to maintain these quality weightings or invest in these sectors in the future.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

                                                    ----------------------------

                                                    [Photo of Stephen E. Gibson]

                                                    ----------------------------

During the six-months ended May 31, 1999, the bond market experienced considerable volatility. By early December 1998, continued fears of a global recession had resulted in a "flight to quality" that benefited bond performance. Treasury securities, considered the safest bond investments, were the top performers among U.S. bonds, but municipal bonds also posted solid returns. By the end of May 1999, several events reversed this trend of lower interest rates. Global economies stabilized and strong U.S. economic growth in the last quarter of 1998 and the first quarter of 1999 renewed investors' inflation fears. Bond prices declined, driving interest rates up across the board. Municipal bonds were not hit as hard as Treasurys when prices fell.

This difficult environment was reflected in the Fund's total return of 1.20%, which slightly underperformed its Lipper peer group average of 1.29%.(1)

In a registration statement filed in April with the Securities and Exchange Commission, the Trust announced a plan to issue municipal auction rate preferred shares, and to invest the proceeds of the offering in accordance with the Trust's investment objectives. Existing common shareholders should benefit from the incremental yield generated by investing these additional cash flows if the rate of return on the Trust's investments exceeds the dividend rate on the preferred shares.

As always, we thank you for choosing Colonial Municipal Income Trust and for giving us the opportunity to serve your investment needs. Respectfully,

/s/ Stephen E. Gibson

Stephen E. Gibson
President
July 12, 1999

(1) Source: Lipper, Inc. Lipper averages are based on the Lipper High Yield Municipal Debt category. For the one-year period, the Fund had a return of 4.81% vs. the Lipper average of 4.18%. For the five-year period, the Fund had an average annual total return of 7.30% vs. the Lipper average of 7.37%. For the ten-year period, the Fund had a return of 5.91% vs. the Lipper average of 7.22%. The averages for six-months, one-year and five-years included 13 funds. The average for ten-years included 8 funds. Neither the Fund's returns nor the Lipper averages include sales charges or commissions. Past performance cannot guarantee future results.

    Because economic and market conditions change frequently, there can be no assurance that the trends described herein will continue or come to pass.
--------------------------------------------------------------------------------

                              INVESTMENT PORTFOLIO
                     MAY 31, 1999 (UNAUDITED, IN THOUSANDS)

MUNICIPAL BONDS - 98.1%                                      PAR         VALUE
--------------------------------------------------------------------------------
 EDUCATION - 3.6%
 EDUCATION - 2.5%
 CA Statewide Communities Development Authority,
  Crossroads School for Arts & Sciences,
  Series 1998,
                               6.000%      8/1/28 (a)      $ 1,200     $  1,205
 IL State Development Finance Authority,
  Latin School of Chicago,
  Series 1998:
                               5.600%         8/1/18           250          245
                               5.650%         8/1/28           500          487
 MA State Industrial Finance Agency,
  St. John's High School,
  Series 1998,
                               5.350%         6/1/28           300          285
 MI Southfield Economic Development Corp.,
  Lawrence University,
  Series 1998-A,
                               5.400%         2/1/18         1,000          977
 MN Victoria,
  Holy Family Catholic High School,
  Series 1999-A,
                               5.875%     9/1/29 (b)         1,000        1,000
 VT State Educational & Health Buildings
  Finance Agency, Norwich University,
  Series 1998,
                               5.500%         7/1/21         1,000          970
                                                                       --------
                                                                          5,169
                                                                       --------
 STUDENT LOAN - 1.1%
 SD State Student Loan Finance Corp.,
  Series 1996-E,
                               6.550%         8/1/20         2,000        2,169
                                                                       --------
 ................................................................................
 HEALTHCARE - 32.6%
 CONGREGATE CARE RETIREMENT - 3.6%
 KY State Economic Development Financing Authority,
  Christian Church Homes of Kentucky, Inc.,
  Series 1998,
                               5.500%       11/15/30           750          719
 MA Boston Industrial Development Financing
  Authority, Springhouse, Inc.,
  Series 1998,
                               5.875%         7/1/20           500          490
 MA State Development Finance Agency,
  Loomis Community Project,
  Series 1999-A,
                               5.625%         7/1/15           250          245
 MI State Strategic Fund,
  Holland Home,
  Series 1998,
                               5.750%       11/15/18         1,250        1,231
 MN Columbia Heights,
  Crest View Corp.,
  Series 1998,
                               6.000%         3/1/33           745          735
 NH State Higher Educational & Health Facilities
  Authority, Rivermead at Peterborough,
  Series 1998,
                               5.750%         7/1/28           500          489
 PA Philadelphia Authority for Industrial
  Development, Baptist Home of Philadelphia,
  Series 1998-A:
                               5.500%       11/15/18           360          350
                               5.600%       11/15/28           570          546
 TN Metropolitan Government, Nashville and
  Davidson County, Blakeford at Green Hills,
  Series 1998,
                               5.650%         7/1/24           575          555
 TX Abilene Health Facilities Development Corp.,
  Sears Methodist Retirement Obligation Group:
  Series 1998-A,
                               5.900%       11/15/25           750          730
  Series 1999,
                               5.875%       11/15/18           500          490
 WI State Health & Educational Facilities
  Authority, Attic Angel Obligated Group,
                               5.750%       11/15/27           875          841
                                                                       --------
                                                                          7,421
                                                                       --------
 HEALTH SERVICES - 0.1%
 IL State Health Facilities Authority,
  Midwest Physician Group, Ltd.,
  Series 1998,
                               5.500%       11/15/19            90           85
 MA State Development Finance Agency,
  Boston Biomedical Research,
  Series 1999,
                               5.650%         2/1/19           120          118
                                                                       --------
                                                                            203
                                                                       --------
 HOSPITALS - 11.8%
 AL Alabama Special Care Facilities Authority,
  Montgomery Healthcare,
  Series 1989,
                              11.000%        10/1/19         2,250        2,272
 CO State Health Care Facilities Authority,
  National Jewish Medical & Research Center,
  Series 1998,
                               5.375%         1/1/23           840          804
 GA Clayton Hospital Authority,
  The Woodlands Foundation, Inc.,
  Series 1991-A,
                               9.750%     5/1/21 (c)         1,500          450
 GA Forsyth County Hospital Authority,
  Georgia Baptist Heathcare System,
  Series 1998,
                               6.000%        10/1/08         1,000          990
 IL Health Facilities Authority,
  Thorek Hospital & Medical Center,
                               5.375%        8/15/28           500          467
 IL Southwestern Development Authority,
  Anderson Hospital,
  Series 1999:
                               5.375%        8/15/15           500          489
                               5.500%        8/15/20           550          535
 IN State Health Facilities Financing Authority,
  Riverview Hospital Project,
  Series 1999,
                               5.500%         8/1/24           275          266
 LA State Public Facilities Authority,
  Touro Infirmary,
  Series 1999-A,
                               5.500%        8/15/19           500          489
 MA State Health & Educational
  Facilities Authority,
  Milford-Whitinsville Regional Hospital,
  Series C,
                               5.250%        7/15/18           500          474
 MI Dickinson County Healthcare System,
  Series 1999,
                               5.700%     11/1/18 (b)          585          574
 MI Flint Hospital Building Authority,
  Hurley Medical Center,
  Series 1998-A,
                               5.375%         7/1/20           625          584
 MI State Hospital Finance Authority,
  Detroit Medical Center,
  Series 1998-A,
                               5.250%        8/15/28           600          526
 MN St. Paul Housing & Redevelopment Authority,
  Healtheast Project,
  Series A,
                               5.700%        11/1/15         2,000        1,910
 MN Washington County Housing & Redevelopment
  Authority, Healtheast, Inc.,
  Series 1998,
                               5.250%       11/15/12         1,250        1,148
 MS State Business Finance Corp.,
  Medical Foundation, Inc.,
  Series 1998,
                               5.625%         7/1/23         1,150        1,115
 NH State Higher Educational & Health Facilities
  Authority, Littleton Hospital Association, Inc.,
  Series 1998-A:
                               5.900%         5/1/18           500          499
                               5.900%         5/1/28           675          661
                               6.000%         5/1/28           625          627
 NM State Hospital Equipment Loan Council,
  Memorial Medical Center, Inc. Project,
  Series 1998,
                               5.500%         6/1/28         1,000          966
 OH Belmont County,
  East Ohio Regional Hospital,
  Series 1998,
                               5.700%         1/1/13         1,500        1,466
 OH Franklin County,
  Doctors OhioHealth Corp.,
  Series 1998-A,
                               5.600%        12/1/28         1,600        1,551
 OH Sandusky County, Memorial Hospital,
  Series 1998,
                               5.150%         1/1/08           270          275
 PA Allegheny County Hospital Development,
  Ohio Valley General Hospital,
  Series 1998-A,
                               5.450%         1/1/28         1,050        1,013
 PA Pottsville Hospital Authority,
  Pottsville Hospital & Warner Clinic,
  Series 1998,
                               5.625%         7/1/24           755          717
 TX Lufkin Health Facilities Development Corp.,
  Memorial Health Systems of East Texas,
  Series 1998,
                               5.700%        2/15/28           750          736
 TX Richardson Hospital Authority,
  Baylor Richardson Medical Center,
  Series 1998,
                               5.625%        12/1/28           600          573
 VT State Educational & Health Buildings
  Financing Agency:
  Brattleboro Memorial Hospital,
                               5.375%         3/1/28         1,000          950
  Springfield Hospital, Series A,
                               7.750%         1/1/13         1,040        1,170
                                                                       --------
                                                                         24,297
                                                                       --------
 INTERMEDIATE CARE FACILITIES - 1.0%
 PA State Economic Development Financing
  Authority, Northwestern Human Services, Inc.,
  Series 1998-A,
                               5.250%         6/1/14         2,150        2,093
                                                                       --------
 NURSING HOMES - 16.1%
 CO State Health Facilities Authority:
  American Housing Foundation, Inc.,
  Series 1990-A,
                              10.250%     12/1/20 (c)        1,500        1,500
  Volunteers of America Care Facilities, Inc.:
  Series 1998-A:
                               5.450%         7/1/08           250          248
                               5.750%         7/1/20           700          677
  Series 1999-A,
                               6.000%         7/1/29           350          339
 DE State Economic Development Authority,
  Georgetown Health Center,
                              12.000%         4/1/25         2,210        2,381
 DE Sussex County, Healthcare Facility,
  Delaware Health Corp.,
  Series 1994-A,
                               7.600%         1/1/24         1,000        1,047
 IA State Finance Authority,
  Care Initiatives Project:
  Series 1996,
                               9.250%         7/1/25         1,000        1,327
  Series 1998-B:
                               5.750%         7/1/18           550          541
                               5.750%         7/1/28         1,475        1,436
 IN Gary Industrial Economic Development,
  West Side Health Care Center,
  Series 1987-A,
                              11.500%        10/1/17         2,435        2,491
 IN Michigan City Health Facilities,
  Metro Health Foundation, Inc. Project,
                              10.000%     11/1/22 (c)        4,500        4,500
 IN State Health Facilities Financing Authority,
  Metro Health Indiana, Inc. Project,
  Series 1998,
                               6.400%        12/1/33         1,000          976
 KS Halstead Industrial Health Care Project,
                              10.250%     8/1/13 (c)         1,330          313
 KY Jefferson County First Mortgage,
  AHF Kentucky-Iowa, Inc. Project,
  Series 1990,
                              10.250%         1/1/20           945          979
 KY Lexington-Fayette Urban County
  Government First Mortgage,
  AHF Kentucky-Iowa, Inc. Project,
  Series 1990,
                              10.250%         1/1/20           950          984
 MA State Industrial Finance Agency:
  American Health Foundation, Inc.,
  Series 1989,
                              10.125%     3/1/19 (c)           463          347
  GF/Massachusetts, Inc.,
  Series 1994,
                               8.300%         7/1/23           970        1,074
 MI Cheboygan County Economic
  Development Corp., Metro Health
  Foundation Project,
  Series 1993,
                              10.000%     11/1/22 (c)        2,440        2,440
 MN Duluth Economic Development Authority,
  BSM Properties, Inc.,
  Series 1998-A,
                               5.875%        12/1/28           250          245
 MN Minneapolis,
  Walker Methodist Senior Services Group,
  Series 1998-A,
                               6.000%       11/15/28         1,000        1,004
 MN New Hope Housing and Health,
  Masonic Home North Ridge,
  Series 1999,
                               5.875%         3/1/29           500          486
 MO Springfield Industrial Development
 Authority,
                              10.250%        12/1/10         1,100        1,105
 NJ Economic Development Authority,
  Geriatric and Medical Service, Inc.,
  Series A,
                              10.500%         5/1/04           570          590
 OH Montgomery County,
  Grafton Oaks Limited Partners,
  Series 1986,
                               9.750%        12/1/16         1,480        1,406
 OK Muskogee County Economic Development
  Authority Health Facilities, Heartway Corp.:
  Series A,
                               9.500%         3/1/19         1,545        1,562
  Series B,
                                 (d)          3/1/19           250           63
 TN New Tazewell Health Education and
  Housing Facilities Board,
  New Tazewell, Series 1987,
                              10.000%         6/1/17         1,560        1,589
 TX Kirbyville Health Facilities Development Corp.,
  Heartway III Project:
  Series 1997-A,
                              10.000%        3/20/18           586          582
  Series 1997-B,
                                 (d)         3/20/04           100           56
 WA Kitsap County Housing Authority,
  Martha & Mary Nursing Home,
                               7.100%        2/20/36           643          746
                                                                       --------
                                                                         33,034
                                                                       --------
 ................................................................................
 HOUSING - 12.2%
 Assisted Living/Senior - 4.2%
 IL Clarendon Hills Residential Facilities,
  Churchill Estate,
  Series 1998-A:
                               6.750%         3/1/24         1,050        1,058
                               6.750%         3/1/31         1,365        1,375
 IL State Development Finance Authority,
  Care Institute, Inc.,
                               8.250%         6/1/25         1,500        1,684
 MN Roseville,
  Care Institute, Inc.,
  Series 1993,
                               7.750%        11/1/23         1,630        1,628
 TX Bell County Health Facilities
  Development Corp., Care Institute, Inc.,
                               9.000%        11/1/24         1,500        1,699
 WI State Health & Educational Facilities Authority:
  Clement Manor, Series 1998,
                               5.750%        8/15/24           450          429
  United Lutheran Program for Aging, Inc.,
                               5.700%         3/1/28           750          728
                                                                       --------
                                                                          8,601
                                                                       --------
 MULTI-FAMILY - 7.6%
 DE Wilmington,
  Electra Arms Senior Association Project,
                               6.250%         6/1/28         1,000          964
 IL Chicago, Michigan Boulevard Garden
  Apartment Rehabilitation Project,
  Series 1985,
                              12.000%         1/1/00           130          117
 MN Washington County Housing &
  Redevelopment Authority,
  Cottages of Aspen, Series 1992,
                               9.250%         6/1/22         1,065        1,162
 MN White Bear Lake,
  Birch Lake Townhomes Project:
  Series 1989-A,
                              10.250%        7/15/19         1,770        1,785
  Series 1989-B,
                                 (d)         7/15/19 (e)       667          200
 NC Eastern Carolina Regional Housing Authority,
  New River Apartments Jacksonville,
  Series 1994,
                               8.250%         9/1/14         1,820        1,950
 Resolution Trust Corp.,
  Pass Through Certificates,
  Series 1993-A,
                               9.250%        12/1/16 (f)     4,248        4,344
 SC State Housing Finance and Development
  Multi-Family Housing Finance Revenue,
  Westbridge Apartments, Series A,
                               9.500%         9/1/20         2,143        2,188
 TN Franklin Industrial Development Board,
  Landings Apartment Project,
  Series 1996-B,
                               8.750%         4/1/27           785          846
 TX Galveston Health Facilities Center,
  Driftwood Apartments,
                               8.000%         8/1/23         1,000        1,060
 VA Alexandria Redevelopment & Housing Authority,
  Courthouse Commons Apartments,
  Series 1990-A,
                              10.000%         1/1/21         1,000        1,030
                                                                       --------
                                                                         15,646
                                                                       --------
 SINGLE FAMILY - 0.4%
 AK State Housing Finance Corp.,
  Series 1996-A,
                               6.050%        12/1/17           750          793
 KY Kentucky Counties Single Family
  Mortgage Revenue,
  Class A,
                               9.000%         9/1/16            30           30
                                                                       --------
                                                                            823
                                                                       --------
 ................................................................................
 INDUSTRIAL - 10.6%
 Chemicals - 1.1%
 LA St. Charles Parish,
  Union Carbide Corp.,
  Series 1992,
                               7.350%        11/1/22         2,000        2,176
                                                                       --------
 FOOD PRODUCTS - 2.4%
 IN Hammond,
  American Maize Products Co.,
  Series 1994,
                               8.000%        12/1/24         2,000        2,293
 LA Port New Orleans Industrial Development,
  Continental Grain Co.,
  Series 1993,
                               7.500%         7/1/13         1,000        1,037
 LA Southern Louisiana Port Commission,
  Cargill, Inc. Project,
                               5.850%         4/1/17           500          524
 MI State Strategic Fund,
  Michigan Sugar Co., Sebewaing Project,
  Series 1998-A,
                               6.250%        11/1/15         1,000        1,009
                                                                       --------
                                                                          4,863
                                                                       --------
 FOREST PRODUCTS - 1.4%
 GA Rockdale County Development Authority,
  Solid Waste Disposal, Visy Paper, Inc.,
  Series 1993,
                               7.500%         1/1/26           800          845
 SC Darlington County,
  Industrial Development Authority,
  Sonoco Products Co. Project,
                               6.125%         6/1/25         2,000        2,103
                                                                       --------
                                                                          2,948
                                                                       --------
 MANUFACTURING - 3.5%
 IL State Development Finance Authority,
  Armstrong World Industries, Inc. Project,
                               5.950%        12/1/24         1,000        1,076
 IL Will-Kankakee Regional Development Authority,
  Flanders Corp./Precisionaire Project,
  Series 1997,
                               6.500%       12/15/17           975        1,019
 MA State Industrial Finance Agency,
  House of Bianchi, Inc.,
                               8.750%         6/1/18           280          285
 MN Brooklyn Park,
  TL Systems Corp.,
  Series 1991,
                              10.000%         9/1/16           770          919
 NV Henderson Public Improvement Trust,
  Dongsung America Co., Inc.,
  Series 1998,
                               7.000%        11/1/10           500          496
 TX Trinity River Authority,
  Texas Instruments Project,
  Series 1996,
                               6.200%         3/1/20           750          802
 VA Halifax County Industrial Development,
  Craddock-Terry, Inc., Series 1989,
                              10.000%        12/1/19 (c)       256           23
 VA Pittsylvania County Industrial Development,
  Craddock-Terry, Inc.,
  Series 1989,
                              10.000%        12/1/19 (c)       120           24
 VA Prince Edward County Industrial Development,
  Craddock-Terry, Inc.,
  Series 1989,
                              10.000%        12/1/19 (c)       750          262
 VA State Small Business Financing Authority,
  Dongsung America,
  Series 1998-A,
                               7.250%        11/1/15           250          247
 WA Pilchuck Public Development Corp.,
  Goodrich (B.F.) Co. Tramco, Inc. Project,
  Series 1993,
                               6.000%         8/1/23         2,000        2,055
                                                                       --------
                                                                          7,208
                                                                       --------
 METALS & MINING - 1.5%
 CO Mesa County Industrial Development,
  Joy Technologies, Inc.,
  Series 1992,
                               8.500%        9/15/06 (c)     1,500        1,588
 OH Cuyahoga County,
  Joy Technologies, Inc.,
  Series 1992,
                               8.750%        9/15/07           550          586
 VA Greensville County Industrial
  Development Authority, Wheeling Steel
  Project, Series 1999-A:
                               6.375%         4/1/04            75           75
                               7.000%         4/1/14           375          371
 VA Peninsula Ports Authority,
  Ziegler Coal,
  Series 1997,
                               6.900%         5/2/22           500          504
                                                                       --------
                                                                          3,124
                                                                       --------
 OIL & GAS - 0.7%
 WA Pierce County Economic Development Corp.,
  Occidental Petroleum Co.,
                               5.800%         9/1/29         1,500        1,506
                                                                       --------
 ................................................................................
 OTHER - 12.1%
 OTHER - 0.4%
 MD Baltimore,
  Park Charles Project,
  Series 1986,
                               8.000%         1/1/10           720          768
                                                                       --------
 Refunded/Escrowed (g) - 11.7%
 CA San Joaquin Hills Transportation
  Corridor Agency,
  Series 1993,
                                 (d)          1/1/25        10,000        2,640
 FL Clearwater Housing Authority,
  Hampton Apartments,
  Series 1994,
                               8.250%         5/1/24         2,500        3,006
 ID State Health Facilities Authority,
  IHC Hospitals, Inc.,
                               6.650%        2/15/21         2,750        3,288
 IL State Health Facilities Authority,
  Edgewater Medical Center,
  Series A,
                               9.250%         7/1/24         2,235        2,797
 MA Boston,
  St. Joseph Nursing Care Center, Inc.,
  Series 1990,
                              10.000%         1/1/20         1,890        2,017
 MA State Health & Educational
  Facilities Authority,
  Corp. for Independent Living,
                               8.100%         7/1/18           680          795
 MA State Industrial Finance Agency,
  Series 1990,
                               9.000%        10/1/20           920        1,000
 MN Mille Lacs Capital Improvement Authority,
  Mille Lacs Band of Chippewa,
  Series 1992-A,
                               9.250%        11/1/12         1,015        1,210
 NC Lincoln County,
  Lincoln County Hospital,
                               9.000%         5/1/07           430          506
 PA Delaware County Authority,
  Southeastern Pennsylvania Obligated Group,
  Series 1996:
                               6.000%       12/15/16         1,400        1,542
                               6.000%       12/15/26           500          552
 PA Montgomery County Industrial Development
  Authority, Assisted Living Facility,
  Series 1993-A,
                               8.250%         5/1/23           790          907
 TN Shelby County, Health, Education, & Housing
  Facilities Board, Open Arms Development Center:
  Series 1992-A,
                               9.750%         8/1/19           505          692
  Series 1992-C,
                               9.750%         8/1/19           515          706
 WA State Health Care Facilities Authority,
  Grays Harbor Community Hospital,
  Series 1993:
                               7.200%         7/1/03           330          347
                               8.025%         7/1/20         1,770        1,916
                                                                       --------
                                                                         23,921
                                                                       --------
 ................................................................................
 OTHER REVENUE - 1.4%
  RECREATION - 0.5%
  NM Red River Sports Facility,
   Red River Ski Area Project,
   Series 1998,
                               6.450%         6/1/07         1,000          998
                                                                       --------
  RETAIL - 0.9%
  NJ State Economic Development Authority,
   Glimcher Properties L.P. Project,
                               6.000%        11/1/28         1,000          986
  OH Lake County,
   North Madison Properties,
   Series 1993,
                               8.819%         9/1/11           710          804
                                                                       --------
                                                                          1,790
                                                                       --------
 ................................................................................
 RESOURCE RECOVERY - 3.0%
 DISPOSAL - 2.0%
 CT State Development Authority,
  Sewer Sludge Disposal Facilities,
  NETCO New Haven,
  Series 1996,
                               8.250%        12/1/06         1,150        1,320
 MA Boston Industrial Development
  Finance Authority,
  Jet-A-Way, Inc.,
                              10.500%         1/1/11           900          983
 MA State Industrial Finance Agency:
  Massachusetts Environmental Services,
  Series 1994-A,
                               8.750%        11/1/21           975          780
  Peabody Monofill Associates, Inc.,
  Series 1995,
                               9.000%         9/1/05         1,025        1,121
                                                                       --------
                                                                          4,204
                                                                       --------
 RESOURCE RECOVERY - 1.0%
 MA State Industrial Finance Agency,
  Ogden Haverhill Project,
  Series 1998-A,
                               5.500%        12/1/13         1,000        1,003
 PA Delaware County Industrial
  Development Authority,
  Series A,
                               6.200%         7/1/19         1,000        1,031
                                                                       --------
                                                                          2,034
                                                                       --------
 ................................................................................
 TAX-BACKED - 7.4%
 LOCAL APPROPRIATED - 0.5%
 A Compton,
 Civic Center Project,
                               5.500%         9/1/15         1,000        1,001
                                                                       --------
 LOCAL GENERAL OBLIGATIONS - 1.4%
 LA New Orleans,
  Series 1991,
                                 (d)          9/1/15 (h)     4,000        1,728
 TX Irving Independent School District,
  Series 1997:
                                 (d)         2/15/15         1,500          666
                                 (d)         2/15/16 (h)     1,000          419
                                                                       --------
                                                                          2,813
                                                                       --------
 SPECIAL NON-PROPERTY TAX - 3.4%
 IL Metropolitan Pier & Exposition Authority:
  McCormick Project:
                                 (d)         6/15/14         5,000        2,299
                                 (d)         6/15/15         3,000        1,300
 Series 1996-A,
                                 (d)        12/15/13         5,000        2,376
 IL State Development Finance Authority,
  City of Marion Project,
  Series 1991,
                               9.625%        9/15/21         1,445        1,084
                                                                       --------
                                                                          7,059
                                                                       --------
 SPECIAL PROPERTY TAX - 2.1%
 CA Poway Community Facilities District,
  No. 88-1 Parkway Business Center,
  Series 1998,
                               6.750%        8/15/15           575          620
 CA Riverside County Public Financing Authority,
  Redevelopment Projects,
  Series A,
                               5.500%        10/1/22           650          644
 CA Yorba Linda Redevelopment Agency,
  Series 1998-A,
                                 (d)          9/1/24         1,325          349
 FL Lexington Oaks Community Development
  District, Series 1998-A,
                               6.125%         5/1/19           800          799
 FL Orlando,
  Conroy Road Interchange Project,
  Series 1998-A:
                               5.500%         5/1/10           125          123
                               5.800%         5/1/26           500          491
 FL Stoneybrook Community Development District:
  Series 1998-A,
                               6.100%         5/1/19           250          249
  Series 1998-B,
                               5.700%         5/1/08           960          955
                                                                       --------
                                                                          4,230
                                                                       --------
 ................................................................................
 TRANSPORTATION - 5.2%
 AIR TRANSPORTATION - 4.2%
 IN Indianapolis Airport Authority,
  Federal Express Corp.,
  Series 1994,
                               7.100%        1/15/17         2,000        2,221
  United Airlines Project,
  Series A,
                               6.500%       11/15/31         2,000        2,145
 KY Kenton County Airport Board,
  Delta Airlines, Inc.,
  Series 1992-A,
                               7.500%         2/1/20         2,500        2,707
 PA Philadelphia Authority for Industrial
  Development, Aero Philadelphia LLC,
  Series 1999,
                               5.250%         1/1/09           500          485
 TX Alliance Airport Authority,
  Federal Express Corp.,
  Series 1996,
                               6.375%         4/1/21         1,000        1,073
                                                                       --------
                                                                          8,631
                                                                       --------
 AIRPORT - 0.3%
 OH Toledo-Lucas County Port Authority,
  Series 1998,
                               5.500%        5/15/20           585          566
 TOLL FACILITIES - 0.7%
 CA San Joaquin Hills Transportation
  Corridor Agency,
  Series A,
                                 (d)         1/15/15         3,000        1,353
                                                                       --------
 ................................................................................
 UTILITY - 10.0%
 INDEPENDENT POWER PRODUCER - 3.6%
 NY Port Authority of New York & New Jersey,
  KIAC Partners,
  Series 1996-IV,
                               6.750%        10/1/11         2,000        2,193
 OH State Water Development Authority,
  Bay Shore Power Project,
  Series 1998-A,
                               5.875%         9/1/20         1,500        1,504
 PA Economic Development Financing Authority,
  Colver Project,
  Series D:
                               7.125%        12/1/15           500          556
                               7.150%        12/1/18         2,750        3,063
                                                                       --------
                                                                          7,316
                                                                       --------
 INVESTOR OWNED - 3.1%
 AZ Pima County Industrial Development Authority,
  Tucson Electric Power Co.,
  Series A,
                               6.100%         9/1/25           750          748
 CT State Development Authority,
  Connecticut Light & Power Co.,
  Series 1993-B,
                               5.950%         9/1/28           300          299
 IL Bryant Pollution Control Revenue,
  Central Illinois Light Co.,
  Series 1993,
                               5.900%         8/1/23         2,000        2,060
 LA Calcasieu Parish Industrial Development Board,
  Entergy Gulf States, Inc.,
  Series 1999,
                               5.450%         7/1/10           500          493
 MS State Business Finance Corp.,
  Systems Energy Resources Project,
  Series 1998,
                               5.875%         4/1/22         1,500        1,492
 NM Farmington,
  San Juan Public Service Co. Project,
  Series D,
                               6.375%         4/1/22         1,250        1,316
                                                                       --------
                                                                          6,408
                                                                       --------
 MUNICIPAL ELECTRIC - 2.1%
 TX Austin Utility System Revenue,
  Series 1994:
                                 (d)         5/15/17 (h)     6,600        2,570
                                 (d)         5/15/18 (h)     5,000        1,837
                                                                       --------
                                                                          4,407
                                                                       --------
 WATER & SEWER - 1.2%
 LA Public Facility Belmont Water Authority,
                               9.000%        3/15/24 (c)(i)    730          621
 MS Five Lakes Utility District,
                               8.250%        7/15/24           500          400
 TX Houston Water & Sewer System,
  Series C,
                                 (d)         12/1/12 (h)     3,000        1,523
                                                                       --------
                                                                          2,544
                                                                       --------
TOTAL MUNICIPAL BONDS  (cost of $196,895)(j)                            201,324
                                                                       --------
SHORT-TERM OBLIGATIONS - 0.6%
VARIABLE RATE DEMAND NOTES (k)
 IN Purdue University,
  Series 1998,
                               3.250%         7/1/19           600          600
 NY New York City,
  Series B,
                               3.300%        10/1/22           200          200
 WA State Health Care Facilities Authority,
  Fred Hutchinson Cancer Research Center,
  Series 1996,
                               3.500%         1/1/23           400          400
                                                                       --------
 TOTAL SHORT-TERM OBLIGATIONS                                             1,200
                                                                       --------

OTHER ASSETS & LIABILITIES, NET - 1.3%                                    2,611
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                    $ 205,135
                                                                       =========

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) This is a restricted security which was acquired on August 21, 1998 and August 31, 1998 at an aggregate cost of $1,200. This security represents 0.6% of the Trust's net assets as of May 31, 1999.
(b) These securities have been purchased on a delayed delivery basis for settlement at a future date beyond the customary settlement date.
(c) This issuer is in default of certain debt covenants. Income is not being accrued.
(d) Zero coupon bond.
(e) Accrued interest accumulates in the value of the security and is payable at redemption. The value of this security represents fair value as determined under procedures approved by the Trustees.
(f) This security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 1999, the value of this security amounted to $4,344 or 2.1% of net assets.
(g) The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.
(h) These securities, or a portion thereof, with a total market value of $6,934, are being used to collateralize the delayed purchases indicated in note (b) above and open futures contracts.
(i) This is a restricted security which was acquired on March 22, 1994 at a cost of $730. This security represents 0.3% of the Trust's net assets as of May 31, 1999.
(j) Cost for federal income tax purposes is $196,960.
(k) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of May 31, 1999.

Futures contracts open at May 31, 1999:
                                                              Unrealized
                        Par value            Expiration      depreciation
Type               covered by contracts        month          at 5/31/99
--------------------------------------------------------------------------------
Treasury Bond            $  3,400             September        $   (18)

See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                            MAY 31, 1999 (UNAUDITED)

(in thousands except for per share amount)
ASSETS
Investments at value (cost $196,895)                                  $201,324
Short-term obligations                                                   1,200
                                                                      --------
                                                                       202,524
Receivable for:
  Interest                                             $   3,860
  Investments sold                                         1,190
  Variation margin on futures                                  1
Other                                                        187         5,238
                                                       ---------      --------
Total Assets                                                           207,762

LIABILITIES
Payable for:
  Investments purchased                                    1,578
  Distributions                                              995
Accrued:
  Deferred Trustees fees                                       5
Other                                                         49
                                                                      --------
    Total Liabilities                                                    2,627
                                                                      --------
NET ASSETS at value for 27,645
shares of beneficial interest outstanding                             $205,135
                                                                      ========
Net asset value per share                                             $   7.42
                                                                      ========

COMPOSITION OF NET ASSETS
Capital paid in                                                       $244,991
Overdistributed net investment income                                   (1,051)
Accumulated net realized loss                                          (43,216)
Net unrealized appreciation (depreciation) on:
  Investments                                                            4,429
  Open futures contracts                                                   (18)
                                                                      --------
                                                                      $205,135
                                                                      ========

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                      FOR THE SIX MONTHS ENDED MAY 31, 1999
                                   (UNAUDITED)

(in thousands)
INVESTMENT INCOME
Interest                                                                $ 6,674

EXPENSES
Management fee                                           $   677
Transfer agent                                                85
Bookkeeping fee                                               27
Trustees fee                                                   7
Custodian fee                                                  3
Audit fee                                                     21
Legal fee                                                     98
Reports to shareholders                                        6
Other                                                         47            971
                                                          ------        -------
       Net Investment Income                                              5,703
                                                                        -------
NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
  Investments                                                527
  Closed futures contracts                                   (48)
                                                          ------
      Net Realized Gain                                                     479
Net change in unrealized depreciation
 during the period on:
  Investments                                             (3,730)
  Open futures contracts                                     (13)
                                                         -------
     Net Change in Unrealized Depreciation                               (3,743)
                                                                        -------
       Net Loss                                                          (3,264)
                                                                        -------
Increase in Net Assets from Operations                                  $ 2,439
                                                                        =======

See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                    (Unaudited)
                                                  Six months ended   Year ended
(in thousands)                                          May 31       November 30
                                                  ----------------   -----------
INCREASE (DECREASE) IN NET ASSETS                        1999           1998
Operations:
Net investment income                                 $   5,703      $  12,907
Net realized gain                                           479          4,942
Net unrealized appreciation (depreciation)               (3,743)            26
                                                      ---------      ---------
  Net Increase from Operations                            2,439         17,875

Distributions:
From net investment income                               (6,658)       (13,417)
In excess of net investment
  income                                                   --             (124)
                                                      ---------      ---------
                                                         (4,219)         4,334
Trust Share Transactions:
Value of distributions reinvested                           423          1,064
                                                      ---------      ---------
  Total Increase (Decrease)                              (3,796)         5,398

NET ASSETS
Beginning of period                                     208,931        203,533
                                                      ---------      ---------
End of period (net of overdistributed
net investment income of $1,051
and $96, respectively)                                $ 205,135      $ 208,931
                                                      =========      =========
NUMBER OF TRUST SHARES
Issued for distributions reinvested                          55            141
Outstanding at
Beginning of period                                      27,590         27,449
                                                      ---------      ---------
End of period                                            27,645         27,590
                                                      ---------      ---------

See notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS
                            MAY 31, 1999 (UNAUDITED)

NOTE 1. INTERIM FINANCIAL STATEMENTS
 ................................................................................
In the opinion of management of Colonial Municipal Income Trust (the Trust), the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Trust at May 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2.  ACCOUNTING POLICIES
 ................................................................................
ORGANIZATION: The Trust is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end, management investment company. The Trust's primary investment objective is to provide high current income, generally exempt from federal income taxes, by investing primarily in tax-exempt bonds that are consistent with this objective. The Trust's secondary objective is to preserve its capital. The Trust authorized an unlimited number of shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Trust may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices.

FEDERAL INCOME TAXES: Consistent with the Trust's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Trust's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES
 ................................................................................
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Trust and furnishes accounting and other services and office facilities for a monthly fee equal to 0.65% annually of the Trust's average weekly net assets.

BOOKKEEPING FEE: The Advisor provides bookkeeping and pricing services for $18,000 per year plus 0.0233% of the Trust's average net assets over $50 million.

OTHER: The Trust pays no compensation to its officers, all of whom are employees of the Advisor.

The Trust's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out out of the Trust's assets.

NOTE 4.  PORTFOLIO INFORMATION
 ................................................................................
INVESTMENT ACTIVITY: During the six months ended May 31, 1999, purchases and sales of investments, other than short-term obligations, were $17,324,379 and $18,355,410, respectively.

Unrealized appreciation (depreciation) at May 31, 1999, based on cost of investments for federal income tax purposes was approximately:

    Gross unrealized appreciation                         $10,863,000
    Gross unrealized depreciation                          (6,499,000)
                                                          -----------
            Net unrealized appreciation                   $ 4,364,000
                                                          ===========

CAPITAL LOSS CARRYFORWARDS: At November 30, 1998, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                        Year of                            Capital loss
                       expiration                          carryforward
                       ----------                          ------------
                         1999                                6,352,000
                         2000                                9,103,000
                         2001                                7,979,000
                         2002                                5,301,000
                         2003                                7,499,000
                         2004                                    4,000
                         2005                                7,197,000
                                                           ------------
                                                           $43,435,000
                                                           ------------

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Trust may focus its investments in certain industries, subjecting it to greater risk than a trust that is more diversified.

The Trust may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Trust will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Trust and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Trust's Statement of Assets and Liabilities at any given time.

NOTE 5.  RESULTS OF ANNUAL MEETING OF SHAREHOLDERS (UNAUDITED)
 ................................................................................
On April 15, 1999, the Annual Meeting of Shareholders of the Trust was held to elect a Board of Trustees and to ratify the selection of PricewaterhouseCoopers LLP as independent accountants for the fiscal year ending November 30, 1999.

On February 17, 1999, the record date for the Meeting, the Trust had outstanding 27,612,747 shares of beneficial interest. The votes cast at the Meeting were as follows:
                                                            AUTHORITY
                                               FOR           WITHHELD
                                               ---           --------
To elect a Board of Trustees:
Robert J. Birnbaum                          22,726,408        427,189
Tom Bleasdale                               22,734,479        419,118
John V. Carberry                            22,740,353        413,244
James E. Grinnell                           22,739,548        414,050
Salvatore Macera                            22,750,647        402,950
James L. Moody, Jr.                         22,750,647        402,950
Thomas E. Stitzel                           22,740,948        412,650
Anne-Lee Verville                           22,745,930        407,668

The Board of Trustees also consists of Lora S. Collins, Richard W. Lowry, William E. Mayer, John J. Neuhauser and Robert L. Sullivan.

To ratify the selection of PricewaterhouseCoopers LLP as independent accountants for the fiscal year ending November 30,1999:

        FOR              AGAINST                  ABSTAIN
        ---              -------                  -------
     22,711,495          153,862                  282,240

                                FINANCIAL HIGHLIGHTS

Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

                                  (Unaudited)
                                  Six months
                                  ended May 31        Year ended November 30
                                  ------------      --------------------------
                                      1999             1998           1997
Net asset value -
Beginning of period                $   7.570        $   7.410       $   7.410
                                   ---------        ---------       ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                  0.206            0.469           0.509
Net realized and
 unrealized gain (loss)               (0.115)           0.183          (0.002)
                                   ---------        ---------       ---------
 Total from Investment
  Operations                           0.091            0.652           0.507
                                   ---------        ---------       ---------
LESS DISTRIBUTIONS DECLARED TO
 SHAREHOLDERS:
From net investment income            (0.241)          (0.487)         (0.507)
In excess of net
 investment income                      --             (0.005)           --
                                   ---------        ---------       ---------
Total Distributions
 Declared to Shareholders             (0.241)          (0.492)         (0.507)
                                   ---------        ---------       ---------
Net asset value -
 End of period                     $   7.420        $   7.570       $   7.410
                                   =========        =========       =========
Market price per share -
 End of period                     $   7.312        $   8.125       $   7.560
                                   =========        =========       =========
Total return - based on net asset
 value (a)                             1.20%(b)         8.99%           7.07%
                                   =========        =========       =========
Total return - based on market
 value (c)                           (7.08)%(b)        14.57%          11.67%
                                   =========        =========       =========

RATIOS TO AVERAGE NET ASSETS
Expenses                               0.93%(d)(e)      0.82%(e)        0.86%(e)
Net investment income                  5.47%(d)(e)      6.20%(e)        6.83%(e)
Portfolio turnover                        9%(b)           34%             15%
Net assets at end
 of period (000)                   $ 205,135        $ 208,931       $ 203,533

(a) Total return at net asset value assuming all distributions reinvested.
(b) Not annualized.
(c) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(d) Annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

                           FINANCIAL HIGHLIGHTS - CONT.






                             Year ended November 30
                  --------------------------------------------
                     1996             1995            1994

                  $   7.480        $   7.150        $   7.830
                  ---------        ---------        ---------

                      0.508            0.547            0.609

                     (0.068)           0.335           (0.707)
                  ---------        ---------        ---------


                      0.440            0.882           (0.098)
                  ---------        ---------        ---------


                     (0.510)          (0.552)          (0.582)
                  ---------        ---------        ---------

                     (0.510)          (0.552)          (0.582)
                  ---------        ---------        ---------

                  $   7.410        $   7.480        $   7.150
                  =========        =========        =========

                  $   7.250        $   6.750        $   6.750
                  =========        =========        =========

                       6.38%           12.96%           (0.42)%
                  =========        =========        =========

                      15.36%            8.04%          (10.06)%
                  =========        =========        =========


                      0.91%(e)         0.98%(e)         0.90%
                      6.87%(e)         7.47%(e)         8.12%
                        22%              24%              24%

                  $ 202,793        $ 204,666        $ 195,444

--------------------------------------------------------------------------------
                           DIVIDEND REINVESTMENT PLAN

As a shareholder in the Trust you are eligible to participate in the Dividend Reinvestment Plan. The Trust generally distributes net investment income monthly and capital gains annually. Under the Trust's Dividend Reinvestment and Cash Purchase Plan (the "Plan") shareholders may elect to have all distributions reinvested automatically in additional shares of the Trust. Shareholders not making such election will receive all distributions in cash paid by check mailed directly to the record holder by the dividend paying agent.

Shareholders participating in the Plan will receive distributions in the form of shares of the Trust. If the market price of the shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. For shares issued at a discount from market value, the difference between market value and issue price may represent taxable income at the time of issuance. Any portion of the discount includable in income will increase the basis of the shares issued. If net asset value exceeds the market price, or the distribution is payable only in cash, shares will be bought in the open market for the accounts of Plan participants. If the market price surpasses the net asset value before such purchasing is completed, the average per share price paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares.

Participants in the Plan have the option of making additional cash payments to the Plan administrator semiannually, for investment in the Trust's shares. Such payments may be made in any amount from $100 to $500. The administrator will use all funds received from participants (as well as any dividends and distributions received in cash) to purchase Trust shares in the open market semiannually. Interest will not be paid on any uninvested cash payments. Please refer to the Dividend Reinvestment and Cash Purchase Plan pamphlet for further details.

All Plan accounts receive monthly written confirmations of all transactions. Shares purchased under the Plan are ordinarily held in uncertificated form, although participants have the right to receive certificates for whole shares issued to them.

Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions. Participants may recognize capital gain or ordinary income for federal income tax purposes in an amount equal to the market value of shares received under the Plan.

Fees and expenses of the Plan other than brokerage charges will be paid by the Trust. No brokerage charges are incurred on shares issued directly by the Trust. Participants will bear a pro-rata share of brokerage charges incurred on open market purchases.

A Plan participant may terminate his or her participation by written notice to the Plan agent. The Plan may be amended or terminated on 30 days written notice to the Plan participants. Upon withdrawal by any participant or any termination of the Plan, certificates for whole shares will be issued and cash payments will be made for any fractional shares. All correspondence concerning the Plan should be directed to State Street Bank and Trust Company, the Trust's dividend disbursing agent and administrator of the Plan, at P.O. Box 8200, Boston, Massachusetts 02266-8200.
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

                   IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Municipal Income Trust is:
State Street Bank and Trust Company
P.O. Box 8200
Boston, MA 02266-8200
1-800-426-5523

Colonial Municipal Income Trust mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Municipal Income
Trust.

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                                    TRUSTEES

ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN V. CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

THOMAS E. STITZEL
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

ROBERT L. SULLIVAN
Retired Partner, KPMG LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

                                                 IT-03/299H-0599 (7/99) 99/805
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